ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Schedule of accounts receivable

	2013	2013	2012
	US$	RMB	RMB
		(In thousands)
Accounts receivable-trade	155,299	946,843	821,826
Less: Allowance for doubtful accounts	(10,693)	(65,197)	(38,602)
Accounts receivable-net	144,606	881,646	783,224

Movement of allowance for doubtful accounts
Beginning at January 1	(6,142)	(38,602)	(21,404)
Provided during the year	(4,561)	(26,656)	(17,219)
Less: Written off during the year	10	61	21
	(10,693)	(65,197)	(38,602)